Goodwill (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Goodwill

	As at March 31,
	2020		2020		2019
	(In millions)
Balance at the beginning	US$	98.8	Rs.	7,478.7	Rs.	1,164.5
Impairment (refer note 18 (c))		(1.1)		(83.1)		(81.1)
Reversal of held for sale		—		—		6,399.2
Currency translation		5.0		375.0		(3.9)

Balance at the end	US$	102.7	Rs.	7,770.6	Rs.	7,478.7